TRADE AND OTHER PAYABLES - Trade and other payables (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Trade and other payables [abstract]
Trade and other payables	R 753.9	R 720.6
Value Added Tax	2.9	1.2
Accrued leave pay	64.1	59.9
Accrual for short term performance based incentives	101.6	99.0
Payroll creditors	31.9	36.7
Total trade and other current payables	954.4	917.4
Interest relating to trade payables and accruals included in profit or loss	(1.5)	(1.5)
Accrual Classified as Current, Capital Projects	R 119.3	R 96.2